CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Hman Group holdings Inc and subsidiaries
Cash flows from operating activities:
Net loss	$ (12,355,000)	$ (19,841,000)	$ (24,499,000)	$ (85,479,000)	$ (58,681,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	61,934,000	64,460,000	126,915,000	124,568,000	90,632,000
Loss (gain) on dispositions of property and equipment	0	(337,000)	161,000	(573,000)	(5,988,000)
Impairment of long lived assets			210,000	7,887,000	837,000
Deferred income taxes	(4,709,000)	(4,771,000)	(9,462,000)	(23,586,000)	(10,566,000)
Deferred financing and original issue discount amortization	(1,800,000)	(1,879,000)	3,722,000	3,726,000	2,455,000
Loss on debt restructuring					11,632,000
Stock-based compensation expense	3,537,000	2,669,000	5,125,000	2,981,000	1,590,000
Change in fair value of contingent consideration	(1,212,000)	(1,300,000)	(3,515,000)
Other non-cash interest and change in value of interest rate swap	(1,424,000)	1,942,000	601,000	2,608,000	607,000
Changes in operating items:
Accounts receivable	(23,547,000)	(61,318,000)	(32,417,000)	22,863,000	7,934,000
Inventories	(73,049,000)	592,000	(67,147,000)	(3,205,000)	(68,978,000)
Other assets	(15,786,000)	1,307,000	(10,743,000)	2,878,000	(1,496,000)
Accounts payable	22,443,000	4,475,000	76,031,000	(11,975,000)	41,092,000
Other accrued liabilities	(17,471,000)	21,690,000	27,098,000	9,666,000	(3,523,000)
Net cash used in operating activities	(59,839,000)	11,657,000	92,080,000	52,359,000	7,547,000
Cash flows from investing activities:
Acquisitions of businesses, net of cash acquired	(39,102,000)	(800,000)	(800,000)	(6,135,000)	(500,989,000)
Capital expenditures	(22,684,000)	(22,196,000)	(45,274,000)	(57,753,000)	(71,621,000)
Proceeds from sale of property and equipment				10,400,000
Net cash provided by investing activities	(61,786,000)	(22,996,000)	(46,074,000)	(53,488,000)	(572,610,000)
Cash flows from financing activities:
Borrowings on senior term loans, net of discount	35,000,000				1,050,050,000
Repayments of senior term loans	(5,304,000)	(5,304,000)	(10,608,000)	(10,608,000)	(532,488,000)
Borrowings of revolving credit loans	128,000,000	66,000,000	99,000,000	43,500,000	165,550,000
Repayments of revolving credit loans	(42,000,000)	(50,000,000)	(140,000,000)	(38,700,000)	(76,850,000)
Financing fees			(1,027,000)	(1,412,000)	(20,520,000)
Principal payments under capitalized lease obligations	(460,000)	(411,000)	(836,000)	(683,000)	(235,000)
Repurchase of common stock					(3,780,000)
Proceeds from exercise of stock options	1,761,000		7,340,000	100,000	200,000
Proceeds from sale of common stock				750,000
Net cash provided by financing activities	115,970,000	10,285,000	(45,104,000)	(7,053,000)	581,927,000
Effect of exchange rate changes on cash	390,000	(315,000)	645,000	(79,000)	1,433,000
Net increase (decrease) in cash and cash equivalents			1,547,000	(8,261,000)	18,297,000
Cash and cash equivalents at beginning of period	21,520,000	19,973,000	19,973,000	28,234,000	9,937,000
Cash and cash equivalents at end of period	$ 16,255,000	$ 18,604,000	$ 21,520,000	$ 19,973,000	$ 28,234,000